THE VANTAGEPOINT FUNDS

Low Duration Bond Fund

Equity Income Fund

Supplement dated January 8, 2014 to the

Prospectus dated May 1, 2013, as supplemented

This supplement changes the disclosure in the prospectus and provides new information that should be read together with the prospectus and any supplements thereto.

Low Duration Bond Fund

Effective January 1, 2014, William H. Williams, no longer serves as a portfolio manager to the portion of the Vantagepoint Low Duration Bond Fund managed by Schroder Investment Management North America Inc. (“SIMNA”). Therefore, Mr. Williams’ name should be considered deleted from the tables relating to SIMNA found in the sections “Management – Subadvisers” on page 3 and “Subadvisers and Portfolio Managers” found on page 104. The information relating to the other members of the SIMNA portfolio manager team remains unchanged.

Equity Income Fund

Effective January 1, 2014, Robert J. Chambers no longer serves as a portfolio manager to the portion of the Vantagepoint Equity Income Fund (“Equity Income Fund”) managed by Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”). R. Lewis Ropp continues to be a portfolio manager, and Jeff G. Fahrenbruch has been added as a portfolio manager, to the portion of the Equity Income Fund managed by Barrow Hanley.

As a result of these changes, the following replaces the table found in the Barrow Hanley portion of the section entitled “Management – Subadvisers” on page 10.

Name	Title with Subadviser	Length of Service
R. Lewis Ropp	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since March 2011

Jeff G. Fahrenbruch	Portfolio Manager and Managing Director	Portfolio Manager of the Fund since January 2014

In addition, the following replaces the table found in the Barrow Hanley portion of the section entitled “Subadvisers and Portfolio Managers” on page 105.

Name	Five Year Business History	Role in Fund Management
R. Lewis Ropp	Joined Barrow Hanley in 2001	Lead Portfolio Manager
Jeff G. Fahrenbruch	Joined Barrow Hanley in 2002	Portfolio Manager

Please retain this supplement for future reference.

SUPP-354-201401-1352

THE VANTAGEPOINT FUNDS

Low Duration Bond Fund

Equity Income Fund

Supplement dated January 8, 2014 to the

Statement of Additional Information dated May 1, 2013, as supplemented

The following changes are made to the Statement of Additional Information (“SAI”) and provide new information that should be read together with the SAI and any supplements thereto.

LOW DURATION BOND FUND

Effective January 1, 2014, William H. Williams, no longer serves as a portfolio manager to the portion of the Vantagepoint Low Duration Bond Fund managed by Schroder Investment Management North America Inc. (“SIMNA”). Therefore, Mr. Williams’ name should be considered deleted from the tables relating to SIMNA within the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 116 of the SAI. The information relating to the other members of the SIMNA portfolio manager team remains unchanged.

EQUITY INCOME FUND

Effective January 1, 2014, Robert J. Chambers no longer serves as a portfolio manager to the portion of the Vantagepoint Equity Income Fund (“Equity Income Fund”) managed by Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”). R. Lewis Ropp continues to be a portfolio manager, and Jeff G. Fahrenbruch has been added as a portfolio manager, to the portion of the Equity Income Fund managed by Barrow Hanley.

Therefore, Mr. Chambers’ name should be considered deleted from, and the following information regarding Mr. Fahrenbruch should be added to, the table relating to Barrow Hanley within the section entitled “Additional Information Pertaining to Portfolio Managers of the Funds” on page 88 of the SAI. The information relating to Mr. Ropp remains unchanged.

Barrow Hanley reported the following regarding other accounts managed by portfolio manager(s) as of September 30, 2013:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund/Portfolio Manager(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
Equity Income Fund
Jeff G. Fahrenbruch	1	$358.1 mil.	N/A	N/A	28	$2,845.1 mil.

The following should be read in conjunction with the information found under the section entitled “Manager Ownership of Fund Shares” on page 137:

As of January 1, 2014, Mr. Fahrenbruch did not own shares of the Equity Income Fund.

Please retain this supplement for future reference.

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